CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (34,618)	$ (23,440)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Depreciation, Depletion and Amortization	1,334	827
Accretion	93	106
Stock-based compensation - Note 12	365	161
Phantom share compensation	263	525
Non-cash portion of interest expense	17,020	11,884
Write-down of production inventories	6,965
Changes in operating assets and liabilities:
Accounts receivable	(754)
Materials and supplies inventories	(332)	(209)
Production-related inventories	(10,393)
Prepaids and other	(1,484)	12
Other assets, non-current	(120)
Accounts payable	2,409	1,594
Interest payable	(447)	(434)
Other liabilities	254	(99)
Net cash used in operating activities	(19,445)	(9,073)
Cash flows used in investing activities:
Additions to plant and equipment	(2,090)	(4,498)
Net cash provided by investing activities	(2,090)	(4,498)
Cash flows from financing activities:
Proceeds from debt issuances, net	24,900	17,957
Refinancing of First Lien	(632)	(702)
Refinancing issuance costs	(2,610)	(101)
Net cash used in financing activities	21,658	17,154
Net increase in cash	123	3,583
Cash, beginning of period	48,967	52,861
Cash, end of period	$ 49,090	$ 56,444